Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Liability [Abstract]
DERIVATIVE LIABILITY

NOTE 10 – DERIVATIVE LIABILITY

On May 23, 2023, the Company issued 667 warrants with an exercise price of $67.50 exercisable until May 23, 2028 to a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 667 warrants was classified as a derivative liability on May 23, 2023. On June 30, 2026, the estimated fair value of the 667 warrants was $3. The estimated fair value of the warrants was computed as of June 30, 2026 using Black-Scholes option-pricing model, with the following assumptions: stock price of $0.29, volatility of 138.06%, risk-free rate of 4.14%, annual dividend yield of 0% and expected life of 1.9 years.

On July 6, 2023, the Company issued 222 warrants with an exercise price of $67.50 exercisable until July 6, 2028 to a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 222 warrants was classified as a derivative liability on July 6, 2023. On June 30, 2026, the estimated fair value of the 222 warrants was $1. The estimated fair value of the warrants was computed as of June 30, 2026 using Black-Scholes option-pricing model, with the following assumptions: stock price of $0.29, volatility of 135.73%, risk-free rate of 4.14%, annual dividend yield of 0% and expected life of 2.0 years.

On October 9, 2023, the Company issued 560 warrants with an exercise price of $37.50 exercisable until October 9, 2028 to a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 560 warrants was classified as a derivative liability on October 9, 2023. On June 30, 2026, the estimated fair value of the 560 warrants was $8. The estimated fair value of the warrants was computed as of June 30, 2026 using Black-Scholes option-pricing model, with the following assumptions: stock price of $0.29, volatility of 135.24%, risk-free rate of 4.14%, annual dividend yield of 0% and expected life of 2.3 years.

On March 7, 2024, the Company issued 700 warrants with an exercise price of $30.00 exercisable until March 7, 2029 to a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 700 warrants was classified as a derivative liability on March 7, 2024. On June 30, 2026, the estimated fair value of the 700 warrants was $14. The estimated fair value of the warrants was computed as of June 30, 2026 using Black-Scholes option-pricing model, with the following assumptions: stock price of $0.29, volatility of 126.53%, risk-free rate of 4.15%, annual dividend yield of 0% and expected life of 2.7 years.

On June 5, 2024, the Company issued 5,333 warrants with an exercise price of $9.75 exercisable until June 5, 2029 to a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 5,333 warrants was classified as a derivative liability on June 5, 2024. On June 30, 2026 the estimated fair value of the 5,333 warrants was $263. The estimated fair value of the warrants was computed as of June 30, 2026 using Black-Scholes option-pricing model, with the following assumptions: stock price of $0.29, volatility of 122.18%, risk-free rate of 4.15%, annual dividend yield of 0% and expected life of 2.9 years.

On June 5, 2024, the Company issued 80,000 warrants with an exercise price of $7.50 exercisable until June 5, 2029 to Mast Hill (See Note 7). Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 80,000 warrants was classified as a derivative liability on June 5, 2024. On February 11, 2026, the exercise price was adjusted to $1.00 and number of shares underlying was adjusted to 600,000 based on certain specified events. On February 19, 2026, the exercise price was adjusted to $0.38 and number of shares underlying was adjusted to 1,558,543 based on certain specified events. On February 19, 2026, 408,332 warrants were cashless exercised. On February 24, 2026, the exercise price was adjusted to $0.32 and number of shares underlying was adjusted to 1,405,721 based on certain specified events. On February 24, 2026, 304,529 warrants were cashless exercised. On February 26, 2026, 1,020,710 warrants were cashless exercised. On June 30, 2026, the exercise price was adjusted to $0.21 and number of shares underlying was adjusted to 122,874 based on certain specified events. On June 30, 2026, the estimated fair value of the remaining 122,874 warrants was $27,501. The estimated fair value of the warrants was computed as of June 30, 2026 using Black-Scholes option-pricing model, with the following assumptions: stock price of $0.29, volatility of 122.18%, risk-free rate of 4.15%, annual dividend yield of 0% and expected life of 2.9 years.

Change in fair value of the derivative liability are included as a component of total other expenses in the accompanying condensed consolidated statements of operations and comprehensive loss. The changes to the derivative liability resulted in a decrease of $1,652 and $561,176 in the derivative liability and the corresponding increase in other income as a gain for the three months ended June 30, 2026 and 2025, respectively. The changes to the derivative liability resulted in an increase of $1,275,237 and a decrease of $446,816 in the derivative liability and the corresponding increase in other expense as a loss for the six months ended June 30, 2026 and increase in other income as a gain for the six months ended June 30, 2025, respectively.

NOTE 12 – DERIVATIVE LIABILITY

As stated in Note 11, June 2024 Convertible Note, the Company determined that the convertible note payable contains an embedded derivative feature in the form of a conversion provision which is adjustable based on future prices of the Company’s common stock. In accordance with ASC 815-10-25, each derivative feature is initially recorded at its fair value using the Black-Scholes option valuation method and then re-value at each reporting date, with changes in the fair value reported in the statements of operations. However, on June 5, 2024 and December 14, 2024, management determined the probability of failing to make an amortization payment when due was remote and as such the fair value of the embedded conversion feature had been estimated to be zero. On December 15, 2024, Mast Hill waived all amortization payments required to be made under the June 2024 Convertible Note.

On May 23, 2023, the Company issued 9,000 warrants with an exercise price of $67.50 exercisable until May 23, 2028 to Mast Hill and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,000 warrants was classified as a derivative liability on May 23, 2023. On December 31, 2024, the estimated fair value of the 9,000 warrants was $3,714. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 97.00%, risk-free rate of 4.27%, annual dividend yield of 0% and expected life of 3.4 years. In March 2025, 8,333 warrants held by Mast Hill were cashless exercised. On December 31, 2025, the estimated fair value of the rest of 667 warrants was $11. The estimated fair value of the warrants was computed as of December 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $1.20, volatility of 99.55%, risk-free rate of 3.47%, annual dividend yield of 0% and expected life of 2.4 years.

On July 6, 2023, the Company issued 3,000 warrants with an exercise price of $67.50 exercisable until July 6, 2028 to FirstFire and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 3,000 warrants was classified as a derivative liability on July 6, 2023. On November 18, 2024, 2,778 warrants held by FirstFire were cashless exercised. On December 31, 2024, the estimated fair value of the rest of 222 warrants was $94. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 95.85%, risk-free rate of 4.27%, annual dividend yield of 0% and expected life of 3.5 years. On December 31, 2025, the estimated fair value of the 222 warrants was $4. The estimated fair value of the warrants was computed as of December 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $1.20, volatility of 98.29%, risk-free rate of 3.55%, annual dividend yield of 0% and expected life of 2.5 years.

On October 9, 2023, the Company issued 7,560 warrants with an exercise price of $37.50 exercisable until October 9, 2028 to Mast Hill and FirstFire and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 7,560 warrants was classified as a derivative liability on October 9, 2023. On November 18, 2024, 3,500 warrants held by FirstFire were cashless exercised. On December 31, 2024, the estimated fair value of the rest of 4,060 warrants was $2,880. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 93.90%, risk-free rate of 4.27%, annual dividend yield of 0% and expected life of 3.8 years. On March 26, 2025, 3,500 warrants held by Mast Hill were cashless exercised. On December 31, 2025, the estimated fair value of the rest of 560 warrants was $30. The estimated fair value of the warrants was computed as of December 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $1.20, volatility of 96.27%, risk-free rate of 3.55%, annual dividend yield of 0% and expected life of 2.8 years.

On March 7, 2024, the Company issued 9,450 warrants with an exercise price of $30.00 exercisable until March 7, 2029 to Mast Hill and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,450 warrants was classified as a derivative liability on March 7, 2024. On December 31, 2024, the estimated fair value of the 9,450 warrants was $8,191. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 90.43%, risk-free rate of 4.38%, annual dividend yield of 0% and expected life of 4.2 years. On April 3, 2025, 8,750 warrants held by Mast Hill were cashless exercised. On December 31, 2025, the estimated fair value of the 700 warrants was $82. The estimated fair value of the warrants was computed as of December 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $1.20, volatility of 98.70%, risk-free rate of 3.55%, annual dividend yield of 0% and expected life of 3.2 years.

On June 5, 2024, the Company issued 152,000 warrants to Mast Hill and a third party as a finder’s fee (See Note 11). Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. On December 31, 2024 and June 5, 2024, Management determined the probability of failing to make an amortization payment when due to be remote and as such the fair value of the 80,000 warrants with an exercise price of $7.50 exercisable until June 5, 2029, has been estimated to be zero. Accordingly, the fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until June 5, 2029 was classified as a derivative liability on June 5, 2024. On December 31, 2024, the estimated fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until June 5, 2029 as derivative liability was $112,666. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 88.64%, risk-free rate of 4.38%, annual dividend yield of 0% and expected life of 4.4 years. In April 2025, 66,667 warrants held by Mast Hill were cashless exercised. On December 31, 2025, the estimated fair value of the 5,333 warrants with an exercise price of $9.75 exercisable until June 5, 2029 was $1,854. The estimated fair value of the warrants was computed as of December 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $1.20, volatility of 101.69%, risk-free rate of 3.55%, annual dividend yield of 0% and expected life of 3.4 years. On June 5, 2025, the Second Warrant was not cancelled and was retained by Mast Hill. Accordingly, the initial fair value of the Second Warrant of $621,353 was classified as derivative liability on June 5, 2025 and recorded as interest expense – amortization of debt discount. On December 31, 2025, the estimated fair value of the 80,000 warrants with an exercise price of $7.50 exercisable until June 5, 2029 was $32,175. The estimated fair value of the warrants was computed as of December 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $1.20, volatility of 101.69%, risk-free rate of 3.55%, annual dividend yield of 0% and expected life of 3.4 years.

Increases or decreases in fair value of the derivative liability are included as a component of total other (expenses) income in the accompanying consolidated statements of operations and comprehensive loss. The changes to the derivative liability resulted in a decrease of $538,213 and $374,365 in the derivative liability and the corresponding increase in other income as a gain for the years ended December 31, 2025 and 2024, respectively.